Note 10 - Other Income - Components of Other Income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement Line Items [Line Items]
Other	$ 70	$ 94	$ 39
Eersteling rock dump sale			217
Other income	4,765	2,274	7,101
Greenstone retirement fund [member]
Statement Line Items [Line Items]
Greenstone Fund pay-out		250
Greenstone provident fund [member]
Statement Line Items [Line Items]
Greenstone Fund pay-out			363
Gold sale export incentive [member]
Statement Line Items [Line Items]
Government grant	4,695	866	6,482
Gold support price [member]
Statement Line Items [Line Items]
Government grant		$ 1,064